Real Estate Facilities - Summary of Reconciles Total Consideration Transferred (Detail) - USD ($)					12 Months Ended
		Jul. 05, 2023	Jun. 01, 2022	Nov. 10, 2020	Dec. 31, 2022
Fair Value of Consideration Transferred:
Cash	[1]			$ 54,250,000
Total Consideration					$ 51,200,000
Strategic Storage Trust IV, Inc.
Fair Value of Consideration Transferred:
Common stock issued				231,412,470
Cash				54,300,000
Other				365,703
Total Consideration				$ 286,028,173
SSGT II Merger Agreement
Fair Value of Consideration Transferred:
Common stock issued			$ 168,791,577
Cash	[2]		76,300,006
Other	[3]		16,066,930
Total Consideration		$ 15,500,000	$ 261,158,513

[1]	The approximately $54.3 million in cash was primarily used to pay off approximately $54.0 million of SST IV debt that we did not assume in the SST IV Merger, as well as approximately $0.3 million in transaction costs.
[2]	The approximately $76.3 million in cash was primarily used to pay off approximately $75.1 million of SSGT II’s debt that we did not assume in the SSGT II Merger, as well as approximately $1.2 million in transaction costs.
[3]	Upon our acquisition of SSGT II, we recorded a gain of approximately $16.1 million to record the then fair market value of our special limited partnership interest in SSGT II operating partnership.